Leasing Activity	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leasing Activity

Note 8: Leasing Activity
As a Lessor
Table 8.1 presents the composition of our leasing revenue and Table 8.2 provides the components of our investment in lease financing. Noninterest income on leases, included in Table 8.1 is included in other noninterest income on our consolidated statement of income. Lease expense, included in other noninterest expense on our consolidated statement of income, was $633 million, $697 million, and $750 million for the years ended December 31, 2024, 2023, and 2022, respectively.
Table 8.1: Leasing Revenue

	Year ended December 31,
(in millions)	2024	2023	2022
Interest income on lease financing	$904	740	600
Other lease revenue:
Variable revenue on lease financing	92	97	114
Fixed revenue on operating leases	918	968	972
Variable revenue on operating leases	43	43	58
Other lease-related revenue (1)	178	129	125
Noninterest income on leases	1,231	1,237	1,269
Total leasing revenue	$2,135	1,977	1,869
(1)    Includes net gains (losses) on disposition of assets leased under operating leases or lease financings, and impairment charges.
Table 8.2: Investment in Lease Financing

(in millions)	Dec 31, 2024	Dec 31, 2023
Lease receivables	$15,290	15,142
Residual asset values	3,712	3,678
Unearned income	(2,589)	(2,397)
Lease financing	$16,413	16,423
Our net investment in financing and sales-type leases included $509 million and $640 million of leveraged leases at December 31, 2024 and 2023, respectively.
As shown in Table 7.2, included in Note 7 (Intangible Assets and Other Assets), we had $5.3 billion and $5.6 billion in operating lease assets at December 31, 2024 and 2023, respectively, which was net of $2.9 billion and $3.0 billion of accumulated depreciation for 2024 and 2023, respectively. Depreciation expense for the operating lease assets was $407 million, $453 million, and $477 million in 2024, 2023, and 2022, respectively.
Table 8.3 presents future lease payments owed by our lessees.
Table 8.3: Maturities of Lease Receivables

	December 31, 2024
(in millions)	Direct financing and sales- type leases	Operating leases
2025	$4,628	562
2026	3,562	423
2027	2,548	317
2028	1,622	222
2029	908	141
Thereafter	2,022	258
Total lease receivables	$15,290	1,923
As a Lessee
Table 8.4 presents balances for our operating leases.
Table 8.4: Operating Lease Right-of-Use (ROU) Assets and Lease Liabilities

(in millions)	Dec 31, 2024	Dec 31, 2023
ROU assets	$3,850	3,412
Lease liabilities	4,423	4,060
Table 8.5 provides the composition of our lease costs, which are included in occupancy expense.

Table 8.5: Lease Costs

	Year ended December 31,
(in millions)	2024	2023	2022
Fixed lease expense – operating leases	$971	990	1,022
Variable lease expense	271	268	277
Other (1)	(43)	(52)	(37)
Total lease costs	$1,199	1,206	1,262
(1)Includes gains recognized from sale leaseback transactions and sublease rental income.
Table 8.6 provides the future lease payments under operating leases as well as information on the remaining average lease term and discount rate as of December 31, 2024.
Table 8.6: Lease Payments on Operating Leases

(in millions, except for weighted averages)	Dec 31, 2024
2025	$889
2026	938
2027	799
2028	661
2029	473
Thereafter	1,234
Total lease payments	4,994
Less: imputed interest	571
Total operating lease liabilities	$4,423
Weighted average remaining lease term (in years)	6.6
Weighted average discount rate	3.6%
Our operating leases predominantly expire within the next 15 years, with the longest lease expiring in 2105. We do not include renewal or termination options in the establishment of the lease term when we are not reasonably certain that we will exercise them. As of December 31, 2024, we had additional operating leases commitments of $74 million, predominantly for real estate, which leases had not yet commenced. These leases are expected to commence during 2026 and have lease terms of 1 year to 18 years.